Prepaid and Other Assets (Details) - CAD ($)	Aug. 31, 2019	Aug. 31, 2018
Disclosure Prepaid And Other Assets Details Abstract
Insurance	$ 13,500	$ 17,820
Listing fees	39,114	30,368
Other	67,684	67,863
Prepaid and other assets	$ 120,478	$ 116,051